Research and Development Expenses - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development Expenses
Research and development expenses	$ 302,001	$ 386,893	$ 299,086
Collaborative arrangements
Research and Development Expenses
Research and development expenses	$ 22,000	$ 14,700	$ 18,400